Concentrations	12 Months Ended
Dec. 31, 2018
Risks And Uncertainties [Abstract]
Concentrations

17.      Concentrations:

The Company’s revenue is derived from the following customers:

	2018	2017	2016
COSCO	$412,276	$387,680	$424,806
Yang Ming Marine	235,557	141,518	121,576
MOL	162,646	123,333	117,891
Other	285,852	178,793	213,632
	$1,096,331	$831,324	$877,905